INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTY
INVESTMENT PROPERTY

12.           INVESTMENT PROPERTY

	2021	2020
	RMB’000	RMB’000
Cost
As of beginning of the year	37,253	37,253
Transferred from property, plant and equipment	331,359	—
Transferred from right-of-use assets	32,619	—
As of end of the year	401,231	37,253

Accumulated depreciation
As of beginning of the year	(1,886)	(1,886)
Depreciation for the year	—	—
Transferred from property, plant and equipment	(47,452)	—
Transferred from right-of-use assets	(4,649)	—
As of end of the year	(53,987)	(1,886)

Impairment for the year
As of beginning of the year	(35,367)	(35,367)
Transferred from property, plant and equipment	(283,907)	—
Transferred from right-of-use assets	(27,970)	—
As of end of the year	(347,244)	(35,367)

Carrying amount
At December 31, 2021 and 2020	—	—

The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2021 was RMB 269,900,000.

However, due to the absence of the real estate ownership certificate, the Company assessed the recoverable amount of investment property, and determined that carrying amount was nil at December 31, 2021 and 2020.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.